Segment Information (Tables)	12 Months Ended
Mar. 31, 2025
TextBlock1 [Abstract]
Summary of Segment Information
Segment information as of and for the years ended March 31, 2023, 2024 and 2025 is as follows:
As of and for the year ended March 31, 2023

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Products and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,908,983	¥10,593,519	¥2,954,098	¥451,125	¥16,907,725	¥—	¥16,907,725
Intersegment	—	188,198	2,046	25,307	215,551	(215,551)	—

Total	2,908,983	10,781,717	2,956,144	476,432	17,123,276	(215,551)	16,907,725

Segment profit (loss)	¥488,709	¥(16,629)	¥285,857	¥22,832	¥780,769	¥—	¥780,769

Share of profit (loss) of investments accounted for using the equity method	¥49,119	¥66,973	¥—	¥1,353	¥117,445	¥—	¥117,445
Segment assets	1,580,521	10,082,519	11,197,017	480,166	23,340,223	1,329,844	24,670,067
Investments accounted for using the equity method	110,665	795,973	—	9,308	915,946	—	915,946
Depreciation and amortization	65,746	600,617	908,942	21,571	1,596,876	—	1,596,876
Capital expenditures	59,101	613,351	1,546,683	14,386	2,233,521	—	2,233,521
Impairment losses on non-financial assets	4,662	24,777	5,259	91	34,789	—	34,789
Provision (reversal) for credit and lease residual losses on receivables from financial services	—	—	27,018	—	27,018	—	27,018
As of and for the year ended March 31, 2024

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Products and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥3,220,168	¥13,567,565	¥3,248,808	¥392,261	¥20,428,802	¥—	¥20,428,802
Intersegment	—	223,950	2,976	30,068	256,994	(256,994)	—

Total	3,220,168	13,791,515	3,251,784	422,329	20,685,796	(256,994)	20,428,802

Segment profit (loss)	¥556,232	¥560,649	¥273,978	¥(8,882)	¥1,381,977	¥—	¥1,381,977

Share of profit (loss) of investments accounted for using the equity method	¥53,843	¥55,392	¥—	¥1,582	¥110,817	¥—	¥110,817
Segment assets	2,047,270	11,690,446	14,118,371	585,301	28,441,388	1,332,762	29,774,150
Investments accounted for using the equity method	119,598	1,076,481	—	10,889	1,206,968	—	1,206,968
Depreciation and amortization	72,590	655,250	834,246	17,400	1,579,486	—	1,579,486
Capital expenditures	74,006	598,475	2,451,930	16,768	3,141,179	—	3,141,179
Impairment losses on non-financial assets	33	44,652	14,646	61	59,392	—	59,392
Provision (reversal) for credit and lease residual losses on receivables from financial services	—	—	50,057	—	50,057	—	50,057

As of and for the year ended March 31, 2025

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Products and Other Businesses	Segment Total	Reconciling Items	Consolidated

Sales revenue:
External customers	¥3,626,603	¥14,169,240	¥3,507,766	¥385,158	¥21,688,767	¥—	¥21,688,767
Intersegment	—	298,616	4,457	29,452	332,525	(332,525)	—

Total	3,626,603	14,467,856	3,512,223	414,610	22,021,292	(332,525)	21,688,767

Segment profit (loss)	¥663,443	¥243,853	¥315,634	¥(9,444)	¥1,213,486	¥—	¥1,213,486

Share of profit (loss) of investments accounted for using the equity method	¥59,060	¥(59,867)	¥—	¥1,789	¥982	¥—	¥982
Segment assets	2,248,809	11,874,764	15,713,348	576,347	30,413,268	362,599	30,775,867
Investments accounted for using the equity method	107,889	1,117,102	—	17,623	1,242,614	—	1,242,614
Depreciation and amortization	72,443	642,506	881,500	16,356	1,612,805	—	1,612,805
Capital expenditures	94,688	797,831	3,125,821	18,468	4,036,808	—	4,036,808
Impairment losses on non-financial assets	99	18,477	20,660	69	39,305	—	39,305
Provision (reversal) for credit and lease residual losses on receivables from financial services	—	—	70,963	—	70,963	—	70,963

Explanatory notes:

1.
Segment profit (loss) of each segment is measured in a consistent manner with consolidated operating profit, which is profit before income taxes before share of profit (loss) of investments accounted for using the equity method and finance income and finance costs. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable.

2.
Segment assets of each segment are defined as total assets including investments accounted for using the equity method, derivatives, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated based on the most reasonable measures applicable except for the corporate assets described below.

3.	Intersegment sales revenues are generally made at values that approximate arm’s-length prices.
4.
Reconciling items include elimination of intersegment transactions and balances as well as unallocated corporate assets. Unallocated corporate assets, included in reconciling items as of March 31, 2023, 2024 and 2025 amounted to ¥1,462,656 million, ¥1,573,834 million and ¥979,954 million, respectively, which consist primarily of the Company’s cash and cash equivalents and financial assets measured at fair value through other comprehensive income.

5.
Provisions for product warranties accrued for the years ended March 31, 2023, 2024 and 2025 are ¥289,850 million, ¥536,590 million and ¥454,502 million, respectively. These are mainly included in Automobile business.

6.
The amounts of write-down of inventories recognized as an expense for the years ended March 31, 2023, 2024 and 2025 are ¥8,400 million, ¥12,220 million and ¥120,919 million respectively. These are mainly included in
Automobile business.

7.	Right-of-use assets are not included in Capital expenditures.

Sales Revenue by Product or Service Groups
Sales revenue by product or service groups of Honda for the years ended March 31, 2023, 2024 and 2025 is as follows:

	Yen (millions)
	2023	2024	2025
Motorcycles, all-terrain vehicles (ATVs), side-by-sides (SxS) and relevant parts	¥2,908,983	¥3,220,168	¥3,626,603
Automobiles and relevant parts	12,093,972	15,227,546	15,818,947
Financial services	1,453,645	1,588,827	1,858,059
Power products and relevant parts	360,385	292,563	285,253
Others	90,740	99,698	99,905

Total	¥16,907,725	¥20,428,802	¥21,688,767

Sales Revenue and Carrying Amounts of Non-current Assets Other Than Financial Instruments and Deferred Tax Assets Based on Location
The sales revenue and carrying amounts of
non-current
assets other than financial instruments, deferred tax assets and net defined benefit assets based on the location of the Company and its subsidiaries as of and for the years ended March 31, 2023, 2024 and 2025 are as follows:
As of and for the year ended March 31, 2023

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,409,584	¥7,905,936	¥6,592,205	¥16,907,725
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥2,937,148	¥4,373,329	¥1,728,475	¥9,038,952
As of and for the year ended March 31, 2024

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,634,505	¥10,343,985	¥7,450,312	¥20,428,802
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,054,330	¥4,914,193	¥1,822,125	¥9,790,648
As of and for the year ended March 31, 2025

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,845,609	¥11,388,564	¥7,454,594	¥21,688,767
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,329,692	¥5,441,006	¥1,699,183	¥10,469,881